Employee Benefits - Schedule of Employee Benefits Liability (Details) - Employee benefits liability [Member] - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Employee Benefits Liability [Line Items]
Vested benefits Obligation	$ 4,744	$ 4,123	$ 4,431
Plus, Non-Vested Benefits Obligation	218,226	172,877	180,743
Defined Benefits Obligation	222,970	177,000	185,174
Projected Net Liability	222,970	$ 177,000	$ 185,174
Retirement benefits [Member]
Schedule of Employee Benefits Liability [Line Items]
Vested benefits Obligation
Plus, Non-Vested Benefits Obligation	96,017
Defined Benefits Obligation	96,017
Projected Net Liability	96,017
Termination benefits [Member]
Schedule of Employee Benefits Liability [Line Items]
Vested benefits Obligation	4,744
Plus, Non-Vested Benefits Obligation	122,209
Defined Benefits Obligation	126,953
Projected Net Liability	$ 126,953